Scope of consolidation - Magneti Marelli discontinued operations (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Impact of ceasing amortization and depreciation for discontinued operations, net of tax	€ 96
Impact of ceasing amortization and depreciation for discontinued operations, tax effect	€ 20
Revenue, discontinued operations		€ 4,998	€ 5,204	€ 5,220
Expenses, discontinued operations		4,493	4,798	4,906
Net financial expenses/(income)		85	124	158
Profit (loss) before tax, discontinued operations		420	282	156
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		118	63	55
Profit from discontinued operations, net of tax		€ 302	€ 219	€ 101